PENSION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assumptions used
Assumed discount rate		3.00%
Estimated salary increasing rate	4.50%	5.10%
Retirement benefit obligations [Member]
Benefit obligation activity
Beginning balance	$ 6.5
Current service cost	2.3	2.1
Payment of severance	(0.7)	(0.4)
Transferred-in from affiliated company	1.4	6.4
Transferred-out to affiliated company	(1.0)	(1.4)
Transfer of business	(1.5)
Unrealized actuarial losses	0.3
Effect of foreign currency translation	(0.2)	(0.2)
Ending Balance	7.1	$ 6.5
Other employee benefit obligations [Member]
Benefit obligation activity
Ending Balance	$ 0.2